SHAREHOLDERS’ EQUITY (Details Narrative) - JPY (¥)					6 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 08, 2023	Jul. 06, 2023	Apr. 04, 2023	Dec. 31, 2023	Dec. 31, 2023
Subsidiary, Sale of Stock [Line Items]
Percentage of captial stock						50.00%
Number of offered common stock		1,539
Deferred cost	¥ 81,602				¥ 81,602	¥ 81,602
Repurchased share during period						¥ 13,631,000
Retained earnings and legal capital surplus description						The Companies Act provides that an amount at least equal to 10% of the aggregate amount of cash dividends and certain appropriations of retained earnings associated with cash outlays applicable to each period shall be appropriated and set aside as a legal reserve until the aggregate amount of legal reserve set aside as an appropriation of retained earnings and the legal capital surplus equals 25% of stated capital as defined in the Companies Act.
2023 Share Repurchase Program [Member]
Subsidiary, Sale of Stock [Line Items]
Average price per share	¥ 6.73				¥ 6.73	¥ 6.73
Repurchased share during period			¥ 200,000,000
Repurchased shares					14,188
2023 Share Repurchase Program [Member] | Board of Directors Chairman [Member]
Subsidiary, Sale of Stock [Line Items]
Repurchased share during period	¥ 186,000,000
Repurchased share during period					¥ 14,000,000
Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Repurchased share during period
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Number of offered common stock				1,875,000
Average price per share				¥ 8.00
Deferred cost				¥ 81,602,000
IPO [Member] | Common Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Number of offered common stock				18,750